Investment in NMG Ohio LLC (Details 1) - NMG Ohio LLC	6 Months Ended
Jan. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 862,653
Non-current assets	877,993
Total assets	1,740,646
Current liabilities	921,657
Non-current liabilities	0
Total liabilities	921,657
Revenues	2,095,008
Gross profit	910,349
Net income	638,500
Net income attributable to the Company	$ 191,550